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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                -----------------

Check here if Amendment [X]; Amendment Number: 1
This Amendment: (Check only one:):    [X] is a restatement
                                      [ ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:     Bill & Melinda Gates Foundation
          -------------------------------
Address:  2365 Carillon Point
          -------------------------------
          Kirkland, WA 98033
          -------------------------------

Form 13F File number: 28-10098
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:   Michael Larson
        -------------------------
Title:  Authorized Agent
        -------------------------
Phone:  (425) 889-7900
        -------------------------

Signature, Place, and Date of Signing

/s/ Michael Larson                   Kirkland, Washington       March 19, 2004
-------------------------------      --------------------     -----------------
                [Signature]              [City, State]              [Date]

The sole purpose of this amendment is to add Michael Larson, who is the authorized agent of the sole trustee of the Bill & Melinda Gates Foundation (the "Foundation"), as an included manager and to revise the Information Table to reflect that Michael Larson exercises investment discretion with respect to the
Section 13(f) securities held by the Foundation. Michael Larson also exercises investment discretion with respect to the Section 13(f) securities held by Cascade Investment, L.L.C. ("Cascade"), which are reported separately on Cascade's Form 13F report, File No. 28-05149.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
                                         -
Form 13F Information Table Entry Value:  32
                                         --
Form 13F Information Table Value Total:  $2,378,750.70
                                         -------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28-05147                   Michael Larson
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                           FORM 13F INFORMATION TABLE
                             As of December 31, 2002

                                                                       AMOUNT AND TYPE                         VOTING AUTHORITY
                                                                         OF SECURITY
                                                                      -------------------                     -------------------
NAME OF ISSUER                 TITLE OF CLASS     CUSIP      VALUE    SHARES/PRN SH/PRN  INVESTMENT   OTHER   SOLE  SHARED   NONE
                                                            (X1000)     AMOUNT           DISCRETION  MANAGERS
-----------------------------  --------------   ---------  ---------- ---------- ------  ----------  -------- ---- --------- ----
ABBOTT LABORATORIES            Common Stock     002824100  29,820.00     745,500   SH      OTHER        1            745,500
AUTONATION, INC.               Common Stock     05329W102  12,560.00   1,000,000   SH      OTHER        1          1,000,000
BP PLC                         Sponsored ADR    055622104  109,755.00  2,700,000   SH      OTHER        1          2,700,000
BRISTOL-MYERS SQUIBB CO.       Common Stock     110122108  21,448.48     926,500   SH      OTHER        1            926,500
CANADIAN NATIONAL RAILWAY CO.  Common Stock     136375102  24,936.00     600,000   SH      OTHER        1            600,000
CARDINAL HEALTH INC.           Common Stock     14149Y108  90,264.75   1,525,000   SH      OTHER        1          1,525,000
CSX CORP                       Common Stock     126408103  21,232.50     750,000   SH      OTHER        1            750,000
COCA COLA CO.                  Common Stock     191216100  21,920.00     500,000   SH      OTHER        1            500,000
COSTCO WHOLESALE CORP          Common Stock     22160K105  79,971.00   2,850,000   SH      OTHER        1          2,850,000
COX COMMUNICATIONS, INC.       Common Stock     224044107  266,275.56  9,375,900   SH      OTHER        1          9,375,900
DISNEY WALT CO.                Common Stock     254687106  32,620.00   2,000,000   SH      OTHER        1          2,000,000
DUKE ENERGY CORP               Common Stock     264399106  87,930.00   4,500,000   SH      OTHER        1          4,500,000
EXXON MOBIL CORP               Common Stock     30231G102  73,374.00   2,100,000   SH      OTHER        1          2,100,000
GREATER CHINA FUND             Common Stock     39167B102  4,504.37      510,700   SH      OTHER        1            510,700
GRUPO TELEVISA                 Sponsored ADR    40049J206  14,219.16     509,100   SH      OTHER        1            509,100
HOME DEPOT                     Common Stock     437076102  52,844.00   2,200,000   SH      OTHER        1          2,200,000
JARDINE FLEMING INDIA FUND     Common Stock     471112102  2,131.49      276,100   SH      OTHER        1            276,100
JOHNSON & JOHNSON              Common Stock     478160104  77,047.00   1,434,500   SH      OTHER        1          1,434,500
LILLY (ELI) & CO               Common Stock     532457108  184,467.50  2,905,000   SH      OTHER        1          2,905,000
MERCK & CO                     Common Stock     589331107  167,848.65  2,965,000   SH      OTHER        1          2,965,000
PFIZER INC.                    Common Stock     717081103  91,159.74   2,982,000   SH      OTHER        1          2,982,000
PHARMACIA CORP                 Common Stock     71713U102  25,727.90     615,500   SH      OTHER        1            615,500
S & P DEOPSITARY RECEIPTS      UNIT SER 1       78462F103  695,252.40  7,880,000   SH      OTHER        1          7,880,000
SCHERING PLOUGH CORP           Common Stock     806605101  15,540.00     700,000   SH      OTHER        1            700,000
SCHOLASTIC CORP                Common Stock     807066105  14,380.00     400,000   SH      OTHER        1            400,000
SHAW COMMUNICATIONS INC.       Common Stock     82028K200  1,028.00      100,000   SH      OTHER        1            100,000
TENET HEALTHCARE CORP          Common Stock     88033G100  32,800.00   2,000,000   SH      OTHER        1          2,000,000
UNITED PARCEL SERVICE          Common Stock     911312106  31,540.00     500,000   SH      OTHER        1            500,000
UNIVISION COMMUNICATIONS INC.  Common Stock     914906102  2,450.00      100,000   SH      OTHER        1            100,000
UNOCAL CORP                    Common Stock     915289102  15,290.00     500,000   SH      OTHER        1            500,000
WASTE MGMT, INC.               Common Stock     94106L109  54,664.20   2,385,000   SH      OTHER        1          2,385,000
WYETH                          Common Stock     983024100  23,749.00     635,000   SH      OTHER        1            635,000